UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class I : FICVX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.74%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,738,393,455
Number of Holdings	283
Portfolio Turnover	59%
What did the Fund invest in?
(as of May 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	2.0
Bank of America Corp Series L, 7.25%	1.9
DHT Holdings Inc	1.8
DISH Network Corp	1.7
Akamai Technologies Inc	1.5
Snap Inc	1.5
Royal Caribbean Cruises Ltd	1.4
ON Semiconductor Corp	1.4
Southern Co/The	1.4
Uber Technologies Inc	1.4
16.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915879.100 2152-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class C : FCCVX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.77%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,738,393,455
Number of Holdings	283
Portfolio Turnover	59%
What did the Fund invest in?
(as of May 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	2.0
Bank of America Corp Series L, 7.25%	1.9
DHT Holdings Inc	1.8
DISH Network Corp	1.7
Akamai Technologies Inc	1.5
Snap Inc	1.5
Royal Caribbean Cruises Ltd	1.4
ON Semiconductor Corp	1.4
Southern Co/The	1.4
Uber Technologies Inc	1.4
16.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915877.100 2150-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Convertible Securities Fund Fidelity® Convertible Securities Fund : FCVSX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Convertible Securities Fund	$ 36	0.70%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,738,393,455
Number of Holdings	283
Portfolio Turnover	59%
What did the Fund invest in?
(as of May 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	2.0
Bank of America Corp Series L, 7.25%	1.9
DHT Holdings Inc	1.8
DISH Network Corp	1.7
Akamai Technologies Inc	1.5
Snap Inc	1.5
Royal Caribbean Cruises Ltd	1.4
ON Semiconductor Corp	1.4
Southern Co/The	1.4
Uber Technologies Inc	1.4
16.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915880.100 308-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class Z : FIQVX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.62%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,738,393,455
Number of Holdings	283
Portfolio Turnover	59%
What did the Fund invest in?
(as of May 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	2.0
Bank of America Corp Series L, 7.25%	1.9
DHT Holdings Inc	1.8
DISH Network Corp	1.7
Akamai Technologies Inc	1.5
Snap Inc	1.5
Royal Caribbean Cruises Ltd	1.4
ON Semiconductor Corp	1.4
Southern Co/The	1.4
Uber Technologies Inc	1.4
16.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915881.100 3280-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class M : FTCVX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.25%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,738,393,455
Number of Holdings	283
Portfolio Turnover	59%
What did the Fund invest in?
(as of May 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	2.0
Bank of America Corp Series L, 7.25%	1.9
DHT Holdings Inc	1.8
DISH Network Corp	1.7
Akamai Technologies Inc	1.5
Snap Inc	1.5
Royal Caribbean Cruises Ltd	1.4
ON Semiconductor Corp	1.4
Southern Co/The	1.4
Uber Technologies Inc	1.4
16.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915878.100 2151-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund : FEQTX

This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Dividend Income Fund	$ 29	0.55%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$6,100,115,854
Number of Holdings	116
Portfolio Turnover	41%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	19.8
Health Care	17.1
Consumer Staples	10.9
Industrials	8.7
Utilities	8.4
Energy	8.2
Information Technology	6.5
Communication Services	6.1
Real Estate	4.8
Consumer Discretionary	3.9
Materials	3.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.2
Johnson & Johnson	2.9
Comcast Corp Class A	2.6
Wells Fargo & Co	2.6
Merck & Co Inc	2.5
Verizon Communications Inc	2.1
M&T Bank Corp	2.0
Shell PLC ADR	2.0
Chubb Ltd	1.9
Unilever PLC ADR	1.9
23.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915883.100 319-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class A : FACVX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,738,393,455
Number of Holdings	283
Portfolio Turnover	59%
What did the Fund invest in?
(as of May 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	2.0
Bank of America Corp Series L, 7.25%	1.9
DHT Holdings Inc	1.8
DISH Network Corp	1.7
Akamai Technologies Inc	1.5
Snap Inc	1.5
Royal Caribbean Cruises Ltd	1.4
ON Semiconductor Corp	1.4
Southern Co/The	1.4
Uber Technologies Inc	1.4
16.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915876.100 2148-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class K : FETKX

This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 24	0.46%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$6,100,115,854
Number of Holdings	116
Portfolio Turnover	41%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	19.8
Health Care	17.1
Consumer Staples	10.9
Industrials	8.7
Utilities	8.4
Energy	8.2
Information Technology	6.5
Communication Services	6.1
Real Estate	4.8
Consumer Discretionary	3.9
Materials	3.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.2
Johnson & Johnson	2.9
Comcast Corp Class A	2.6
Wells Fargo & Co	2.6
Merck & Co Inc	2.5
Verizon Communications Inc	2.1
M&T Bank Corp	2.0
Shell PLC ADR	2.0
Chubb Ltd	1.9
Unilever PLC ADR	1.9
23.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915882.100 2086-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Convertible Securities Fund

Semi-Annual Report
May 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Convertible Securities Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 82.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 81.8%
COMMUNICATION SERVICES - 6.3%
Entertainment - 2.0%
Liberty Media Corp. 2.375% 9/30/53 (b)	7,757	8,288
Liberty Media Corp. Liberty Formula One 2.25% 8/15/27	8,245	8,901
Live Nation Entertainment, Inc. 3.125% 1/15/29	10,998	12,156
Sphere Entertainment Co. 3.5% 12/1/28 (b)	1,073	1,334
Zynga, Inc. 0% 12/15/26	5,479	4,798
		35,477
Interactive Media & Services - 1.7%
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	2,433	2,254
Snap, Inc.:
0% 5/1/27	8,541	7,006
0.125% 3/1/28	13,098	10,247
0.25% 5/1/25	2,787	2,880
0.75% 8/1/26	4,240	4,376
TripAdvisor, Inc. 0.25% 4/1/26	2,952	2,676
		29,439
Media - 2.6%
Cardlytics, Inc. 4.25% 4/1/29 (b)	1,158	981
DISH Network Corp.:
0% 12/15/25	15,002	11,409
3.375% 8/15/26	27,417	17,545
Liberty Broadband Corp. 3.125% 3/31/53 (b)	9,550	9,017
Liberty Media Corp. 3.75% 3/15/28	5,200	5,418
Magnite, Inc. 0.25% 3/15/26	1,390	1,246
		45,616
TOTAL COMMUNICATION SERVICES		110,532

CONSUMER DISCRETIONARY - 9.7%
Automobiles - 2.2%
Ford Motor Co. 0% 3/15/26	15,724	15,653
Rivian Automotive, Inc.:
3.625% 10/15/30(b)	14,644	9,925
4.625% 3/15/29	11,177	8,679
Winnebago Industries, Inc. 3.25% 1/15/30 (b)	3,449	3,389
		37,646
Broadline Retail - 0.9%
Alibaba Group Holding Ltd. 0.5% 6/1/31 (Reg. S) (b)	4,370	4,317
Etsy, Inc.:
0.125% 10/1/26	4,864	4,928
0.125% 9/1/27	4,407	3,617
0.25% 6/15/28	4,610	3,604
		16,466
Diversified Consumer Services - 0.3%
Stride, Inc. 1.125% 9/1/27	3,491	4,891

Hotels, Restaurants & Leisure - 4.0%
Booking Holdings, Inc. 0.75% 5/1/25	6,343	12,699
Carnival Corp.:
5.75% 10/1/24	3,222	4,904
5.75% 12/1/27	8,435	11,891
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26	3,044	2,665
NCL Corp. Ltd. 5.375% 8/1/25	3,500	4,033
Penn Entertainment, Inc. 2.75% 5/15/26	8,207	8,667
Royal Caribbean Cruises Ltd. 6% 8/15/25	8,277	24,835
		69,694
Household Durables - 0.4%
Meritage Homes Corp. 1.75% 5/15/28 (b)	6,926	7,082

Leisure Products - 0.6%
Peloton Interactive, Inc.:
0% 2/15/26	3,357	2,971
5.5% 12/1/29(b)	2,129	2,194
Topgolf Callaway Brands Corp. 2.75% 5/1/26	4,794	5,357
		10,522
Specialty Retail - 1.3%
The RealReal, Inc.:
1% 3/1/28	5,044	2,421
3% 6/15/25	220	199
Wayfair LLC 0.625% 10/1/25	20,823	19,522
		22,142
TOTAL CONSUMER DISCRETIONARY		168,443

CONSUMER STAPLES - 0.6%
Food Products - 0.4%
Freshpet, Inc. 3% 4/1/28	1,700	3,402
Post Holdings, Inc. 2.5% 8/15/27	3,090	3,453
		6,855
Tobacco - 0.2%
Turning Point Brands, Inc. 2.5% 7/15/24	3,191	3,171

TOTAL CONSUMER STAPLES		10,026

ENERGY - 2.6%
Energy Equipment & Services - 0.3%
Transocean, Inc.:
4% 12/15/25	1,880	2,648
4.625% 9/30/29	1,350	2,720
		5,368
Oil, Gas & Consumable Fuels - 2.3%
CNX Resources Corp. 2.25% 5/1/26	2,524	5,252
Northern Oil & Gas, Inc. 3.625% 4/15/29	7,200	8,701
Peabody Energy Corp. 3.25% 3/1/28	2,047	2,914
Permian Resources Operating LLC 3.25% 4/1/28	2,479	6,972
Pioneer Natural Resources Co. 0.25% 5/15/25	4,525	13,525
World Kinect Corp. 3.25% 7/1/28 (b)	2,580	2,797
		40,161
TOTAL ENERGY		45,529

FINANCIALS - 4.0%
Capital Markets - 1.1%
Coinbase Global, Inc.:
0.25% 4/1/30(b)	8,830	8,494
0.5% 6/1/26	9,327	9,588
		18,082
Consumer Finance - 1.2%
Bread Financial Holdings, Inc. 4.25% 6/15/28 (b)	2,540	3,213
LendingTree, Inc. 0.5% 7/15/25	12,473	11,538
SoFi Technologies, Inc.:
0% 10/15/26(b)	4,411	3,793
1.25% 3/15/29(b)	2,667	2,528
		21,072
Financial Services - 1.7%
Affirm Holdings, Inc. 0% 11/15/26	5,457	4,521
Block, Inc. 0.125% 3/1/25	6,964	6,673
Global Payments, Inc. 1.5% 3/1/31 (b)	14,196	13,027
Shift4 Payments, Inc.:
0% 12/15/25	3,621	3,964
0.5% 8/1/27	2,014	1,852
		30,037
TOTAL FINANCIALS		69,191

HEALTH CARE - 11.4%
Biotechnology - 3.6%
Alnylam Pharmaceuticals, Inc. 1% 9/15/27	4,620	4,302
BridgeBio Pharma, Inc. 2.25% 2/1/29	14,240	11,364
Cytokinetics, Inc. 3.5% 7/1/27	5,101	6,244
Dynavax Technologies Corp. 2.5% 5/15/26	200	257
Exact Sciences Corp.:
0.375% 3/15/27	1,485	1,285
0.375% 3/1/28	1,539	1,264
1% 1/15/25	1,265	1,229
2% 3/1/30(b)	9,817	8,808
Immunocore Holdings PLC 2.5% 2/1/30 (b)	3,806	3,462
Insmed, Inc. 0.75% 6/1/28	3,200	5,694
Mirum Pharmaceuticals, Inc. 4% 5/1/29	2,160	2,382
Natera, Inc. 2.25% 5/1/27	1,392	3,917
Novavax, Inc. 5% 12/15/27	1,368	1,834
Sarepta Therapeutics, Inc.:
1.25% 9/15/27	8,220	9,475
1.5% 11/15/24	760	1,350
		62,867
Health Care Equipment & Supplies - 5.3%
CONMED Corp. 2.25% 6/15/27	2,740	2,464
DexCom, Inc.:
0.25% 11/15/25	6,544	6,665
0.375% 5/15/28	6,594	6,488
Enovis Corp. 3.875% 10/15/28 (b)	2,840	3,151
Envista Holdings Corp. 2.375% 6/1/25	3,649	3,984
Glaukos Corp. 2.75% 6/15/27	2,154	4,538
Haemonetics Corp. 2.5% 6/1/29 (b)	2,720	2,659
Insulet Corp. 0.375% 9/1/26	7,302	7,564
Integer Holdings Corp. 2.125% 2/15/28	6,389	9,478
iRhythm Technologies, Inc. 1.5% 9/1/29 (b)	3,500	3,172
Lantheus Holdings, Inc. 2.625% 12/15/27	2,990	3,767
LivaNova U.S.A., Inc.:
2.5% 3/15/29(b)	2,604	2,911
3% 12/15/25	4,024	4,727
Merit Medical Systems, Inc. 3% 2/1/29 (b)	5,903	6,667
NuVasive, Inc. 0.375% 3/15/25	3,750	3,572
Omnicell, Inc. 0.25% 9/15/25	2,491	2,345
Shockwave Medical, Inc. 1% 8/15/28 (b)	9,339	12,029
TransMedics Group, Inc. 1.5% 6/1/28	4,056	6,525
		92,706
Health Care Providers & Services - 1.1%
Accolade, Inc. 0.5% 4/1/26	6,843	5,966
Guardant Health, Inc. 0% 11/15/27	16,897	12,492
Opko Health, Inc. 3.75% 1/15/29 (b)	859	1,061
		19,519
Health Care Technology - 0.6%
Evolent Health, Inc. 3.5% 12/1/29 (b)	4,293	3,962
Health Catalyst, Inc. 2.5% 4/15/25	1,647	1,589
Teladoc Health, Inc. 1.25% 6/1/27	5,479	4,575
Veradigm, Inc. 0.875% 1/1/27	161	170
		10,296
Life Sciences Tools & Services - 0.3%
Repligen Corp. 1% 12/15/28 (b)	4,231	4,195

Pharmaceuticals - 0.5%
Amphastar Pharmaceuticals, Inc. 2% 3/15/29 (b)	2,130	2,088
Jazz Investments I Ltd. 2% 6/15/26	4,936	4,709
Pacira Biosciences, Inc. 2.125% 5/15/29 (b)	2,080	2,123
		8,920
TOTAL HEALTH CARE		198,503

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. 0.5% 12/15/27	7,390	9,840
Rocket Lab U.S.A., Inc. 4.25% 2/1/29 (b)	3,235	3,528
Spirit Aerosystems, Inc. 3.25% 11/1/28 (b)	7,324	9,087
		22,455
Commercial Services & Supplies - 0.6%
GEO Corrections Holdings, Inc. 6.5% 2/23/26	2,830	4,947
Tetra Tech, Inc. 2.25% 8/15/28 (b)	4,340	5,139
		10,086
Construction & Engineering - 0.7%
Fluor Corp. 1.125% 8/15/29 (b)	5,528	6,263
Granite Construction, Inc. 3.75% 5/15/28	4,100	5,970
		12,233
Electrical Equipment - 1.0%
Array Technologies, Inc. 1% 12/1/28	2,989	2,756
Bloom Energy Corp.:
3% 6/1/28(b)	2,530	2,818
3% 6/1/29(b)	5,270	5,420
Stem, Inc. 4.25% 4/1/30 (b)	6,230	2,671
Sunrun, Inc. 4% 3/1/30 (b)	3,880	4,155
		17,820
Ground Transportation - 1.5%
Lyft, Inc. 1.5% 5/15/25	2,024	1,933
Uber Technologies, Inc.:
0% 12/15/25	5,200	5,318
0.875% 12/1/28(b)	16,378	18,046
		25,297
Machinery - 0.5%
John Bean Technologies Corp. 0.25% 5/15/26	4,147	3,786
Middleby Corp. 1% 9/1/25	4,800	5,273
		9,059
Passenger Airlines - 1.4%
American Airlines Group, Inc. 6.5% 7/1/25	7,782	8,042
JetBlue Airways Corp. 0.5% 4/1/26	9,283	8,138
Southwest Airlines Co. 1.25% 5/1/25	6,884	6,792
Spirit Airlines, Inc. 1% 5/15/26	2,155	1,092
		24,064
Professional Services - 0.7%
CSG Systems International, Inc. 3.875% 9/15/28 (b)	2,860	2,641
Parsons Corp. 2.625% 3/1/29 (b)	9,482	9,761
		12,402
TOTAL INDUSTRIALS		133,416

INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 0.8%
Lumentum Holdings, Inc.:
0.5% 12/15/26	7,620	6,679
0.5% 6/15/28	5,800	4,418
1.5% 12/15/29(b)	3,345	2,974
		14,071
Electronic Equipment, Instruments & Components - 1.0%
Advanced Energy Industries, Inc. 2.5% 9/15/28 (b)	2,625	2,697
Insight Enterprises, Inc. 0.75% 2/15/25	4,012	11,480
Par Technology Corp. 1.5% 10/15/27	261	239
Vishay Intertechnology, Inc. 2.25% 9/15/30 (b)	3,500	3,392
		17,808
IT Services - 4.5%
Akamai Technologies, Inc.:
0.125% 5/1/25	8,678	9,238
0.375% 9/1/27	9,041	8,815
1.125% 2/15/29(b)	9,537	9,027
BigCommerce Holdings, Inc. 0.25% 10/1/26	5,219	4,495
Cloudflare, Inc. 0% 8/15/26	9,299	8,281
Digitalocean Holdings, Inc. 0% 12/1/26	11,329	9,516
MongoDB, Inc. 0.25% 1/15/26	8,415	10,616
Okta, Inc.:
0.125% 9/1/25	4,621	4,339
0.375% 6/15/26	3,932	3,556
Perficient, Inc. 0.125% 11/15/26	4,337	4,161
Wix.com Ltd. 0% 8/15/25	6,688	6,193
		78,237
Semiconductors & Semiconductor Equipment - 4.9%
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/26	3,437	4,492
Microchip Technology, Inc.:
0.125% 11/15/24	6,754	7,440
0.75% 6/1/30(b)	13,901	14,184
MKS Instruments, Inc. 1.25% 6/1/30 (b)	10,396	10,646
ON Semiconductor Corp.:
0% 5/1/27	7,620	11,181
0.5% 3/1/29	13,299	13,083
Semtech Corp.:
1.625% 11/1/27	1,239	1,519
4% 11/1/28(b)	987	2,041
Veeco Instruments, Inc. 2.875% 6/1/29	820	1,269
Wolfspeed, Inc.:
0.25% 2/15/28	7,555	4,469
1.75% 5/1/26	2,078	1,898
1.875% 12/1/29	23,810	13,238
		85,460
Software - 11.8%
Altair Engineering, Inc. 1.75% 6/15/27	4,600	6,101
Bentley Systems, Inc.:
0.125% 1/15/26	5,035	4,957
0.375% 7/1/27	4,676	4,164
BlackLine, Inc. 1% 6/1/29 (b)	6,782	6,467
Box, Inc. 0% 1/15/26	2,533	2,972
Confluent, Inc. 0% 1/15/27	5,296	4,472
CyberArk Software Ltd. 0% 11/15/24	2,489	3,655
Datadog, Inc. 0.125% 6/15/25	5,010	6,430
Dropbox, Inc.:
0% 3/1/26	1,969	1,833
0% 3/1/28	2,025	1,835
Everbridge, Inc.:
0% 3/15/26	3,157	3,102
0.125% 12/15/24	4,904	4,818
Five9, Inc. 1% 3/15/29 (b)	6,279	5,651
Guidewire Software, Inc. 1.25% 3/15/25	2,797	3,096
HubSpot, Inc. 0.375% 6/1/25	3,258	7,049
InterDigital, Inc. 3.5% 6/1/27	3,270	4,972
LivePerson, Inc. 0% 12/15/26	3,823	1,606
MicroStrategy, Inc.:
0% 2/15/27	7,641	9,794
0.625% 3/15/30(b)	5,606	6,801
0.75% 12/15/25	3,771	14,484
0.875% 3/15/31(b)	4,207	3,898
Pagerduty, Inc.:
1.25% 7/1/25	1,647	1,531
1.5% 10/15/28(b)	3,330	3,234
Palo Alto Networks, Inc. 0.375% 6/1/25	7,462	22,110
Pegasystems, Inc. 0.75% 3/1/25	10,916	10,474
Progress Software Corp.:
1% 4/15/26	3,982	4,006
3.5% 3/1/30(b)	5,450	5,329
Q2 Holdings, Inc. 0.75% 6/1/26	2,453	2,437
Rapid7, Inc.:
0.25% 3/15/27	213	186
1.25% 3/15/29(b)	4,420	3,904
Tyler Technologies, Inc. 0.25% 3/15/26	8,687	9,200
Unity Software, Inc. 0% 11/15/26	11,529	9,852
Varonis Systems, Inc. 1.25% 8/15/25	2,965	4,372
Vertex, Inc. 0.75% 5/1/29 (b)	3,397	3,803
Workiva, Inc. 1.25% 8/15/28 (b)	6,176	5,494
Zscaler, Inc. 0.125% 7/1/25	8,480	10,469
		204,558
Technology Hardware, Storage & Peripherals - 2.4%
Seagate HDD Cayman 3.5% 6/1/28 (b)	11,380	14,333
Super Micro Computer, Inc. 0% 3/1/29 (b)	7,433	7,247
Western Digital Corp. 3% 11/15/28 (b)	12,600	19,933
		41,513
TOTAL INFORMATION TECHNOLOGY		441,647

MATERIALS - 1.2%
Chemicals - 0.1%
Livent Corp. 4.125% 7/15/25	1,084	1,493

Metals & Mining - 1.1%
ATI, Inc. 3.5% 6/15/25	2,008	7,966
Equinox Gold Corp. 4.75% 10/15/28 (b)	1,910	2,243
MP Materials Corp.:
0.25% 4/1/26(b)	3,129	2,774
3% 3/1/30(b)	1,773	1,786
United States Steel Corp. 5% 11/1/26	1,447	4,167
		18,936
TOTAL MATERIALS		20,429

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Federal Realty OP LP 3.25% 1/15/29 (b)	1,611	1,538
Rexford Industrial Realty LP:
4.125% 3/15/29(b)	4,965	4,834
4.375% 3/15/27(b)	4,933	4,848
Ventas Realty LP 3.75% 6/1/26 (b)	10,531	10,936
Welltower OP LLC 2.75% 5/15/28 (b)	12,150	14,353
		36,509
Real Estate Management & Development - 1.7%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	6,887	5,712
Redfin Corp.:
0% 10/15/25	2,410	2,172
0.5% 4/1/27	16,564	9,110
Zillow Group, Inc.:
0.75% 9/1/24	4,458	4,583
1.375% 9/1/26	7,320	8,271
		29,848
TOTAL REAL ESTATE		66,357

UTILITIES - 9.1%
Electric Utilities - 6.1%
Alliant Energy Corp. 3.875% 3/15/26	2,600	2,560
Duke Energy Corp. 4.125% 4/15/26	13,112	13,178
Evergy, Inc. 4.5% 12/15/27 (b)	10,667	10,860
FirstEnergy Corp. 4% 5/1/26	13,330	13,317
NextEra Energy Capital Holdings, Inc. 3% 3/1/27 (b)	6,018	7,406
NRG Energy, Inc. 2.75% 6/1/48	3,229	6,430
PG&E Corp. 4.25% 12/1/27 (b)	21,152	21,793
PPL Capital Funding, Inc. 2.875% 3/15/28	7,740	7,547
Southern Co.:
3.875% 12/15/25	12,781	13,184
4.5% 6/15/27(b)	10,411	10,604
		106,879
Independent Power and Renewable Electricity Producers - 1.2%
NextEra Energy Partners LP 0% 11/15/25 (b)	15,350	13,792
Ormat Technologies, Inc. 2.5% 7/15/27	1,700	1,726
Sunnova Energy International, Inc.:
0.25% 12/1/26	3,655	1,594
2.625% 2/15/28	10,230	3,516
		20,628
Multi-Utilities - 1.3%
CenterPoint Energy, Inc. 4.25% 8/15/26 (b)	6,974	6,974
CMS Energy Corp. 3.375% 5/1/28 (b)	6,460	6,418
WEC Energy Group, Inc.:
4.375% 6/1/27(b)	4,372	4,370
4.375% 6/1/29(b)	4,372	4,351
		22,113
Water Utilities - 0.5%
American Water Capital Corp. 3.625% 6/15/26 (b)	8,918	8,766

TOTAL UTILITIES		158,386

TOTAL CONVERTIBLE BONDS		1,422,459
Nonconvertible Bonds - 1.1%
COMMUNICATION SERVICES - 0.6%
Media - 0.6%
Gannett Holdings LLC 6% 11/1/26 (b)	9,985	9,423

CONSUMER DISCRETIONARY - 0.4%
Broadline Retail - 0.4%
Match Group Holdings II LLC 3.625% 10/1/31 (b)	8,840	7,363

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	2,055	1,877

TOTAL NONCONVERTIBLE BONDS		18,663
TOTAL CORPORATE BONDS (Cost $1,338,742)		1,441,122

U.S. Treasury Obligations - 1.2%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Bonds:
4.25% 2/15/54	18,650	17,493
4.5% 2/15/44	4,000	3,882
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,831)		21,375

Common Stocks - 8.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.6%
Interactive Media & Services - 0.5%
Alphabet, Inc. Class C	24,600	4,279
Meta Platforms, Inc. Class A	8,700	4,061
		8,340
Media - 0.1%
EchoStar Corp. Class A (c)	103,700	1,991
TOTAL COMMUNICATION SERVICES		10,331
CONSUMER DISCRETIONARY - 0.8%
Broadline Retail - 0.2%
Amazon.com, Inc. (c)	23,100	4,076
Hotels, Restaurants & Leisure - 0.6%
A&W Revenue Royalties Income Fund (d)	77,083	1,620
Churchill Downs, Inc.	23,100	2,991
Genius Sports Ltd. (c)	297,800	1,560
Norwegian Cruise Line Holdings Ltd. (c)	78,109	1,297
Super Group SGHC Ltd. (c)	905,921	3,288
		10,756
TOTAL CONSUMER DISCRETIONARY		14,832
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Lamb Weston Holdings, Inc.	21,800	1,925
ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Canadian Natural Resources Ltd.	35,300	2,712
Cenovus Energy, Inc.	207,200	4,314
Cheniere Energy, Inc.	11,200	1,767
DHT Holdings, Inc.	2,567,895	31,072
Frontline PLC (NY Shares) (d)	226,300	6,409
Imperial Oil Ltd.	60,900	4,303
Scorpio Tankers, Inc.	80,500	6,607
		57,184
FINANCIALS - 0.4%
Financial Services - 0.4%
MasterCard, Inc. Class A	5,600	2,504
Toast, Inc. (c)	63,500	1,539
Visa, Inc. Class A	9,400	2,561
		6,604
HEALTH CARE - 0.3%
Biotechnology - 0.3%
Moderna, Inc. (c)	31,900	4,547
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
Huntington Ingalls Industries, Inc.	12,600	3,189
Construction & Engineering - 0.3%
Comfort Systems U.S.A., Inc.	11,500	3,764
EMCOR Group, Inc.	5,500	2,138
		5,902
Machinery - 0.7%
Chart Industries, Inc. (c)	74,000	11,620
TOTAL INDUSTRIALS		20,711
INFORMATION TECHNOLOGY - 1.2%
Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp.	5,200	5,701
Software - 0.9%
Microsoft Corp.	9,800	4,068
MicroStrategy, Inc. Class A (c)	3,500	5,336
Workiva, Inc. (c)	12,300	947
Zoom Video Communications, Inc. Class A (c)	68,200	4,183
		14,534
TOTAL INFORMATION TECHNOLOGY		20,235
MATERIALS - 0.2%
Metals & Mining - 0.2%
Agnico Eagle Mines Ltd. (United States)	62,600	4,270
UTILITIES - 0.6%
Electric Utilities - 0.1%
Constellation Energy Corp.	6,500	1,412
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	35,100	2,723
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	98,313	2,123
Vistra Corp.	50,100	4,964
		7,087
TOTAL UTILITIES		11,222
TOTAL COMMON STOCKS (Cost $119,056)		151,861

Convertible Preferred Stocks - 6.5%
	Shares	Value ($) (000s)
FINANCIALS - 4.0%
Banks - 3.1%
Bank of America Corp. 7.25%	26,545	31,585
Wells Fargo & Co. 7.50%	18,617	21,718
		53,303
Financial Services - 0.9%
Apollo Global Management, Inc. Series A, 6.75%	249,000	16,178
TOTAL FINANCIALS		69,481
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
BrightSpring Health Services, Inc. 6.75%	55,500	2,502
INDUSTRIALS - 0.1%
Machinery - 0.1%
RBC Bearings, Inc.	15,800	2,088
MATERIALS - 1.0%
Chemicals - 1.0%
Albemarle Corp. 7.25%	329,300	18,052
UTILITIES - 1.2%
Electric Utilities - 1.2%
NextEra Energy, Inc. 6.296%	457,600	20,720
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $107,212)		112,843

Preferred Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp. 7% (b)(e)(f) (Cost $3,126)	3,345	3,428

Money Market Funds - 0.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (g)	296,185	296
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	4,308,466	4,309
TOTAL MONEY MARKET FUNDS (Cost $4,605)		4,605

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,593,572)	1,735,234
NET OTHER ASSETS (LIABILITIES) - 0.2%	3,159
NET ASSETS - 100.0%	1,738,393

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $500,242,000 or 28.8% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	306,596	253,788	560,088	3,130	-	-	296	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	48,554	44,245	3	-	-	4,309	0.0%
Total	306,596	302,342	604,333	3,133	-	-	4,605

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	10,331	10,331	-	-
Consumer Discretionary	14,832	14,832	-	-
Consumer Staples	1,925	1,925	-	-
Energy	57,184	57,184	-	-
Financials	76,085	6,604	69,481	-
Health Care	7,049	4,547	2,502	-
Industrials	22,799	20,711	2,088	-
Information Technology	20,235	20,235	-	-
Materials	22,322	4,270	18,052	-
Utilities	31,942	11,222	20,720	-

Corporate Bonds	1,441,122	-	1,441,122	-

U.S. Government and Government Agency Obligations	21,375	-	21,375	-

Preferred Securities	3,428	-	3,428	-

Money Market Funds	4,605	4,605	-	-
Total Investments in Securities:	1,735,234	156,466	1,578,768	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,241) - See accompanying schedule:
Unaffiliated issuers (cost $1,588,967)	$1,730,629
Fidelity Central Funds (cost $4,605)	4,605

Total Investment in Securities (cost $1,593,572)		$1,735,234
Cash		17
Foreign currency held at value (cost $8)		8
Receivable for fund shares sold		579
Dividends receivable		1,580
Interest receivable		6,830
Distributions receivable from Fidelity Central Funds		19
Total assets		1,744,267
Liabilities
Payable for fund shares redeemed	$528
Accrued management fee	966
Distribution and service plan fees payable	18
Other payables and accrued expenses	53
Collateral on securities loaned	4,309
Total liabilities		5,874
Net Assets		$1,738,393
Net Assets consist of:
Paid in capital		$1,534,973
Total accumulated earnings (loss)		203,420
Net Assets		$1,738,393

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($45,646 ÷ 1,386 shares)(a)		$32.93
Maximum offering price per share (100/94.25 of $32.93)		$34.94
Class M :
Net Asset Value and redemption price per share ($7,525 ÷ 228 shares)(a)(b)		$32.98
Maximum offering price per share (100/96.50 of $32.98)		$34.18
Class C :
Net Asset Value and offering price per share ($6,599 ÷ 202 shares)(a)		$32.67
Convertible Securities :
Net Asset Value, offering price and redemption price per share ($1,493,096 ÷ 45,045 shares)		$33.15
Class I :
Net Asset Value, offering price and redemption price per share ($81,808 ÷ 2,473 shares)		$33.08
Class Z :
Net Asset Value, offering price and redemption price per share ($103,719 ÷ 3,138 shares)		$33.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$4,693
Interest		28,033
Income from Fidelity Central Funds (including $3 from security lending)		3,133
Total income		35,859
Expenses
Management fee
Basic fee	$4,206
Performance adjustment	1,131
Transfer agent fees	568
Distribution and service plan fees	110
Accounting fees	118
Custodian fees and expenses	8
Independent trustees' fees and expenses	4
Registration fees	85
Audit	31
Legal	1
Interest	2
Miscellaneous	20
Total expenses before reductions	6,284
Expense reductions	(79)
Total expenses after reductions		6,205
Net Investment income (loss)		29,654
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	30,939
Foreign currency transactions	2
Written options	113
Total net realized gain (loss)		31,054
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	62,442
Written options	12
Total change in net unrealized appreciation (depreciation)		62,454
Net gain (loss)		93,508
Net increase (decrease) in net assets resulting from operations		$123,162
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,654	$55,768
Net realized gain (loss)	31,054	(6,676)
Change in net unrealized appreciation (depreciation)	62,454	1,487
Net increase (decrease) in net assets resulting from operations	123,162	50,579
Distributions to shareholders	(26,224)	(64,636)

Share transactions - net increase (decrease)	(31,674)	(48,343)
Total increase (decrease) in net assets	65,264	(62,400)

Net Assets
Beginning of period	1,673,129	1,735,529
End of period	$1,738,393	$1,673,129

Financial Highlights
Fidelity Advisor® Convertible Securities Fund Class A

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$31.12	$31.39	$43.06	$40.70	$30.97	$28.07
Income from Investment Operations
Net investment income (loss) A,B	.51	.93	.53	.42	.70	.43
Net realized and unrealized gain (loss)	1.75	(.09)	(4.80)	5.89	10.23	4.38
Total from investment operations	2.26	.84	(4.27)	6.31	10.93	4.81
Distributions from net investment income	(.45)	(.69) C	(.48)	(.81)	(.63)	(.40)
Distributions from net realized gain	-	(.42) C	(6.92)	(3.14)	(.57)	(1.51)
Total distributions	(.45)	(1.11)	(7.40)	(3.95)	(1.20)	(1.91)
Net asset value, end of period	$32.93	$31.12	$31.39	$43.06	$40.70	$30.97
Total Return D,E,F	7.28%	2.86%	(12.04)%	16.43%	36.42%	18.75%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.01% I	1.04%	1.02%	.97%	.93%	.81%
Expenses net of fee waivers, if any	1.00 % I	1.04%	1.02%	.97%	.92%	.80%
Expenses net of all reductions	1.00% I	1.04%	1.02%	.97%	.92%	.80%
Net investment income (loss)	3.13% I	3.01%	1.63%	.98%	2.11%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$46	$44	$46	$57	$40	$25
Portfolio turnover rate J	59 % I	89%	85%	87%	147%	151%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Convertible Securities Fund Class M

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$31.17	$31.44	$43.09	$40.73	$30.98	$28.09
Income from Investment Operations
Net investment income (loss) A,B	.47	.85	.45	.31	.61	.35
Net realized and unrealized gain (loss)	1.75	(.09)	(4.79)	5.89	10.26	4.36
Total from investment operations	2.22	.76	(4.34)	6.20	10.87	4.71
Distributions from net investment income	(.41)	(.61) C	(.38)	(.70)	(.55)	(.32)
Distributions from net realized gain	-	(.42) C	(6.92)	(3.14)	(.57)	(1.51)
Total distributions	(.41)	(1.03)	(7.31) D	(3.84)	(1.12)	(1.82) D
Net asset value, end of period	$32.98	$31.17	$31.44	$43.09	$40.73	$30.98
Total Return E,F,G	7.13%	2.59%	(12.24)%	16.10%	36.10%	18.34%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.26% J	1.30%	1.28%	1.23%	1.19%	1.09%
Expenses net of fee waivers, if any	1.25 % J	1.29%	1.28%	1.22%	1.19%	1.09%
Expenses net of all reductions	1.25% J	1.29%	1.28%	1.22%	1.19%	1.08%
Net investment income (loss)	2.89% J	2.75%	1.38%	.73%	1.84%	1.24%
Supplemental Data
Net assets, end of period (in millions)	$8	$8	$8	$11	$9	$6
Portfolio turnover rate K	59 % J	89%	85%	87%	147%	151%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Convertible Securities Fund Class C

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.88	$31.15	$42.73	$40.42	$30.76	$27.89
Income from Investment Operations
Net investment income (loss) A,B	.38	.68	.29	.09	.44	.22
Net realized and unrealized gain (loss)	1.73	(.07)	(4.76)	5.85	10.19	4.34
Total from investment operations	2.11	.61	(4.47)	5.94	10.63	4.56
Distributions from net investment income	(.32)	(.45) C	(.18)	(.49)	(.40)	(.18)
Distributions from net realized gain	-	(.42) C	(6.92)	(3.14)	(.57)	(1.51)
Total distributions	(.32)	(.88) D	(7.11) D	(3.63)	(.97)	(1.69)
Net asset value, end of period	$32.67	$30.88	$31.15	$42.73	$40.42	$30.76
Total Return E,F,G	6.85%	2.09%	(12.70)%	15.53%	35.42%	17.82%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.78% J	1.81%	1.79%	1.74%	1.69%	1.55%
Expenses net of fee waivers, if any	1.77 % J	1.81%	1.79%	1.74%	1.69%	1.55%
Expenses net of all reductions	1.77% J	1.81%	1.79%	1.74%	1.68%	1.55%
Net investment income (loss)	2.37% J	2.24%	.86%	.21%	1.35%	.77%
Supplemental Data
Net assets, end of period (in millions)	$7	$7	$8	$19	$24	$17
Portfolio turnover rate K	59 % J	89%	85%	87%	147%	151%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Convertible Securities Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$31.33	$31.58	$43.29	$40.89	$31.09	$28.18
Income from Investment Operations
Net investment income (loss) A,B	.56	1.02	.64	.55	.80	.52
Net realized and unrealized gain (loss)	1.75	(.07)	(4.84)	5.92	10.29	4.38
Total from investment operations	2.31	.95	(4.20)	6.47	11.09	4.90
Distributions from net investment income	(.49)	(.78) C	(.59)	(.93)	(.72)	(.48)
Distributions from net realized gain	-	(.42) C	(6.92)	(3.14)	(.57)	(1.51)
Total distributions	(.49)	(1.20)	(7.51)	(4.07)	(1.29)	(1.99)
Net asset value, end of period	$33.15	$31.33	$31.58	$43.29	$40.89	$31.09
Total Return D,E	7.42%	3.21%	(11.79)%	16.78%	36.88%	19.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.75%	.72%	.67%	.63%	.51%
Expenses net of fee waivers, if any	.70 % H	.74%	.72%	.67%	.63%	.51%
Expenses net of all reductions	.70% H	.74%	.72%	.67%	.62%	.51%
Net investment income (loss)	3.43% H	3.31%	1.93%	1.28%	2.41%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$1,493	$1,463	$1,539	$1,922	$1,791	$1,429
Portfolio turnover rate I	59 % H	89%	85%	87%	147%	151%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Convertible Securities Fund Class I

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$31.26	$31.51	$43.20	$40.82	$31.04	$28.13
Income from Investment Operations
Net investment income (loss) A,B	.55	1.02	.62	.53	.79	.52
Net realized and unrealized gain (loss)	1.76	(.08)	(4.81)	5.91	10.27	4.38
Total from investment operations	2.31	.94	(4.19)	6.44	11.06	4.90
Distributions from net investment income	(.49)	(.76) C	(.58)	(.92)	(.71)	(.48)
Distributions from net realized gain	-	(.42) C	(6.92)	(3.14)	(.57)	(1.51)
Total distributions	(.49)	(1.19) D	(7.50)	(4.06)	(1.28)	(1.99)
Net asset value, end of period	$33.08	$31.26	$31.51	$43.20	$40.82	$31.04
Total Return E,F	7.42%	3.17%	(11.80)%	16.72%	36.84%	19.07%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.77%	.75%	.70%	.65%	.52%
Expenses net of fee waivers, if any	.74 % I	.77%	.75%	.70%	.65%	.52%
Expenses net of all reductions	.74% I	.77%	.75%	.70%	.64%	.52%
Net investment income (loss)	3.40% I	3.28%	1.90%	1.25%	2.39%	1.80%
Supplemental Data
Net assets, end of period (in millions)	$82	$82	$93	$110	$65	$61
Portfolio turnover rate J	59 % I	89%	85%	87%	147%	151%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Convertible Securities Fund Class Z

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$31.24	$31.50	$43.19	$40.81	$31.03	$28.14
Income from Investment Operations
Net investment income (loss) A,B	.57	1.05	.66	.58	.83	.56
Net realized and unrealized gain (loss)	1.75	(.08)	(4.81)	5.91	10.27	4.35
Total from investment operations	2.32	.97	(4.15)	6.49	11.10	4.91
Distributions from net investment income	(.51)	(.81) C	(.62)	(.97)	(.75)	(.51)
Distributions from net realized gain	-	(.42) C	(6.92)	(3.14)	(.57)	(1.51)
Total distributions	(.51)	(1.23)	(7.54)	(4.11)	(1.32)	(2.02)
Net asset value, end of period	$33.05	$31.24	$31.50	$43.19	$40.81	$31.03
Total Return D,E	7.46%	3.29%	(11.69)%	16.86%	37.01%	19.15%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63% H	.66%	.63%	.59%	.53%	.41%
Expenses net of fee waivers, if any	.62 % H	.65%	.63%	.59%	.53%	.41%
Expenses net of all reductions	.62% H	.65%	.63%	.59%	.53%	.41%
Net investment income (loss)	3.51% H	3.40%	2.02%	1.36%	2.50%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$104	$70	$42	$57	$35	$32
Portfolio turnover rate I	59 % H	89%	85%	87%	147%	151%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Convertible Securities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$220,851
Gross unrealized depreciation	(55,415)
Net unrealized appreciation (depreciation)	$165,436
Tax cost	$1,569,798

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,871)
Long-term	(807)
Total capital loss carryforward	$(4,678)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Convertible Securities Fund	660,490	466,996
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Convertible Securities	.55
Class I	.58
Class Z	.46

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Convertible Securities	.55
Class I	.58
Class Z	.46

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .42%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Convertible Securities Fund	ICE® BofAML® All US Convertibles Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Convertible Securities. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .15% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .13%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	56	2
Class M	.25%	.25%	20	-
Class C	.75%	.25%	34	6
			110	8
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC($)
Class A	6
Class M	-B
Class CA	-B
6

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1795
Class M	.1816
Class C	.1969
Convertible Securities	.1327
Class I	.1631

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	20.18
Class M	4.18
Class C	3.20
Convertible Securities	496.13
Class I	36.16
Class Z	9.04
	568

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Convertible Securities Fund	.0272

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Convertible Securities Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Convertible Securities Fund	3

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Convertible Securities Fund	Borrower	7,624	5.57%	2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Convertible Securities Fund	6,646	3,114	293
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Convertible Securities Fund	2
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Convertible Securities Fund	-A	-	-

A Amount represents less than five hundred dollars.
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $78.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Convertible Securities Fund
Distributions to shareholders
Class A	$625	$1,597
Class M	99	262
Class C	68	225
Convertible Securities	22,776	57,992
Class I	1,339	2,636
Class Z	1,317	1,924
Total	$26,224	$64,636
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2024	Year ended November 30, 2023	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Convertible Securities Fund
Class A
Shares sold	88	187	$2,857	$5,785
Reinvestment of distributions	19	52	605	1,544
Shares redeemed	(127)	(297)	(4,093)	(9,113)
Net increase (decrease)	(20)	(58)	$(631)	$(1,784)
Class M
Shares sold	5	11	$160	$388
Reinvestment of distributions	3	9	98	259
Shares redeemed	(29)	(28)	(949)	(873)
Net increase (decrease)	(21)	(8)	$(691)	$(226)
Class C
Shares sold	22	72	$695	$2,215
Reinvestment of distributions	2	8	68	225
Shares redeemed	(48)	(115)	(1,545)	(3,484)
Net increase (decrease)	(24)	(35)	$(782)	$(1,044)
Convertible Securities
Shares sold	1,170	3,484	$37,970	$108,700
Reinvestment of distributions	612	1,718	19,986	51,559
Shares redeemed	(3,450)	(7,203)	(112,175)	(222,403)
Net increase (decrease)	(1,668)	(2,001)	$(54,219)	$(62,144)
Class I
Shares sold	627	2,364	$20,336	$72,452
Reinvestment of distributions	39	86	1,278	2,581
Shares redeemed	(804)	(2,779)	(26,387)	(85,764)
Net increase (decrease)	(138)	(329)	$(4,773)	$(10,731)
Class Z
Shares sold	1,243	1,473	$40,321	$45,556
Reinvestment of distributions	34	58	1,122	1,750
Shares redeemed	(370)	(639)	(12,021)	(19,720)
Net increase (decrease)	907	892	$29,422	$27,586

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Convertible Securities Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Convertible Securities Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.704534.126
CVS-SANN-0724
Fidelity® Equity Dividend Income Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Equity Dividend Income Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 2.4%
Quebecor, Inc. Class B (sub. vtg.) (a)	803,700	16,953
Verizon Communications, Inc.	3,123,000	128,511
		145,464
Media - 3.7%
Comcast Corp. Class A	3,947,300	158,010
Omnicom Group, Inc.	335,700	31,207
WPP PLC	3,425,100	35,851
		225,068
TOTAL COMMUNICATION SERVICES		370,532
CONSUMER DISCRETIONARY - 3.9%
Automobile Components - 0.7%
Lear Corp. (a)	358,800	44,976
Broadline Retail - 0.7%
eBay, Inc.	743,800	40,329
Distributors - 0.5%
LKQ Corp.	703,500	30,272
Household Durables - 0.3%
Whirlpool Corp. (a)	232,800	21,657
Specialty Retail - 0.5%
Lowe's Companies, Inc.	129,900	28,746
Textiles, Apparel & Luxury Goods - 1.2%
Tapestry, Inc.	1,683,200	73,202
TOTAL CONSUMER DISCRETIONARY		239,182
CONSUMER STAPLES - 10.9%
Beverages - 5.1%
Carlsberg A/S Series B	262,700	35,640
Coca-Cola Europacific Partners PLC	1,050,900	77,462
Diageo PLC	1,262,200	42,495
Keurig Dr. Pepper, Inc.	2,787,000	95,455
The Coca-Cola Co. (b)	960,700	60,457
		311,509
Consumer Staples Distribution & Retail - 1.4%
Albertsons Companies, Inc.	1,666,300	34,392
Sysco Corp.	672,200	48,950
		83,342
Food Products - 0.5%
Tyson Foods, Inc. Class A	493,800	28,270
Household Products - 0.7%
Reckitt Benckiser Group PLC	806,000	46,130
Personal Care Products - 3.2%
Kenvue, Inc.	4,229,635	81,632
Unilever PLC sponsored ADR	2,079,300	113,842
		195,474
TOTAL CONSUMER STAPLES		664,725
ENERGY - 8.2%
Oil, Gas & Consumable Fuels - 8.2%
Enterprise Products Partners LP	2,985,100	85,075
Exxon Mobil Corp. (b)	1,674,400	196,339
Imperial Oil Ltd.	209,600	14,809
Parkland Corp.	856,800	24,724
Shell PLC ADR	1,659,600	120,786
TotalEnergies SE	811,200	59,432
		501,165
FINANCIALS - 19.8%
Banks - 10.9%
Bank of America Corp.	2,462,100	98,459
Cullen/Frost Bankers, Inc.	218,400	22,185
East West Bancorp, Inc.	457,400	33,935
Huntington Bancshares, Inc.	2,617,800	36,440
KBC Group NV	425,400	31,067
KeyCorp	1,299,100	18,668
M&T Bank Corp.	823,100	124,782
PNC Financial Services Group, Inc.	270,800	42,621
U.S. Bancorp	2,614,200	106,006
Wells Fargo & Co. (b)	2,547,908	152,671
		666,834
Capital Markets - 2.7%
Bank of New York Mellon Corp.	1,480,600	88,259
CME Group, Inc. (b)	128,600	26,103
Northern Trust Corp.	548,800	46,231
		160,593
Financial Services - 3.0%
Fidelity National Information Services, Inc.	764,900	58,041
Global Payments, Inc.	834,400	84,984
Visa, Inc. Class A	144,300	39,316
		182,341
Insurance - 3.2%
Chubb Ltd.	429,879	116,420
First American Financial Corp.	390,200	21,687
The Travelers Companies, Inc.	273,100	58,908
		197,015
TOTAL FINANCIALS		1,206,783
HEALTH CARE - 17.1%
Biotechnology - 1.4%
Gilead Sciences, Inc.	1,273,900	81,874
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	915,200	31,199
Solventum Corp.	107,725	6,392
		37,591
Health Care Providers & Services - 4.3%
Cigna Group	256,000	88,223
Elevance Health, Inc. (b)	203,000	109,311
UnitedHealth Group, Inc.	133,900	66,330
		263,864
Pharmaceuticals - 10.8%
Bristol-Myers Squibb Co.	1,845,500	75,832
GSK PLC sponsored ADR (a)	1,639,700	73,409
Johnson & Johnson	1,175,007	172,338
Merck & Co., Inc. (b)	1,189,700	149,355
Organon & Co.	1,435,970	30,629
Roche Holding AG (participation certificate)	297,600	75,982
Royalty Pharma PLC	1,565,000	42,897
Sanofi SA sponsored ADR	795,800	39,018
		659,460
TOTAL HEALTH CARE		1,042,789
INDUSTRIALS - 8.8%
Aerospace & Defense - 2.2%
General Dynamics Corp. (b)	272,200	81,597
Lockheed Martin Corp.	116,300	54,701
		136,298
Air Freight & Logistics - 0.3%
FedEx Corp.	72,900	18,514
Construction & Engineering - 0.4%
VINCI SA	193,500	24,147
Electrical Equipment - 0.9%
Regal Rexnord Corp.	363,100	54,298
Industrial Conglomerates - 0.7%
3M Co.	410,100	41,067
Machinery - 1.4%
Allison Transmission Holdings, Inc.	525,900	39,868
Parker Hannifin Corp. (b)	85,200	45,286
		85,154
Professional Services - 2.9%
Concentrix Corp.	405,700	24,882
Genpact Ltd.	1,446,500	47,821
ManpowerGroup, Inc.	392,700	29,303
SS&C Technologies Holdings, Inc.	1,206,000	74,832
		176,838
TOTAL INDUSTRIALS		536,316
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 1.6%
Cisco Systems, Inc.	2,157,700	100,333
IT Services - 2.1%
Amdocs Ltd.	957,228	75,621
Capgemini SA	261,400	52,960
		128,581
Semiconductors & Semiconductor Equipment - 1.7%
Microchip Technology, Inc.	398,950	38,790
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	424,400	64,101
		102,891
Software - 1.0%
Gen Digital, Inc.	1,270,300	31,542
Microsoft Corp. (b)	66,300	27,523
		59,065
TOTAL INFORMATION TECHNOLOGY		390,870
MATERIALS - 3.9%
Chemicals - 1.6%
Celanese Corp. Class A	98,500	14,976
CF Industries Holdings, Inc.	675,900	53,890
Olin Corp.	549,000	29,514
		98,380
Construction Materials - 0.3%
Eagle Materials, Inc.	65,000	15,105
Containers & Packaging - 2.0%
Berry Global Group, Inc. (a)	767,700	45,970
Crown Holdings, Inc.	719,000	60,533
Sonoco Products Co.	294,000	18,043
		124,546
TOTAL MATERIALS		238,031
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Alexandria Real Estate Equities, Inc.	166,000	19,754
American Tower Corp.	341,700	66,884
COPT Defense Properties (SBI)	1,978,800	48,817
Crown Castle, Inc.	630,600	64,637
Gaming & Leisure Properties	683,800	30,703
Public Storage	111,500	30,532
Realty Income Corp.	604,200	32,059
		293,386
UTILITIES - 8.4%
Electric Utilities - 6.5%
American Electric Power Co., Inc.	437,900	39,520
Duke Energy Corp.	988,400	102,369
Edison International	329,394	25,314
Eversource Energy	560,200	33,181
Exelon Corp.	1,067,100	40,070
FirstEnergy Corp.	2,163,800	87,115
PG&E Corp.	1,720,700	31,902
Portland General Electric Co. (a)	368,400	16,416
PPL Corp.	734,000	21,528
		397,415
Multi-Utilities - 1.9%
Sempra	1,458,700	112,364
TOTAL UTILITIES		509,779
TOTAL COMMON STOCKS (Cost $5,022,316)		5,993,558

Money Market Funds - 2.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (c)	92,982,759	93,001
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	68,794,546	68,801
TOTAL MONEY MARKET FUNDS (Cost $161,802)		161,802

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $5,184,118)	6,155,360
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(55,244)
NET ASSETS - 100.0%	6,100,116

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
CME Group, Inc. Class A	Chicago Board Options Exchange	308	6,252	230.00	09/20/24	(49)
Elevance Health, Inc.	Chicago Board Options Exchange	384	20,678	550.00	06/21/24	(186)
Exxon Mobil Corp.	Chicago Board Options Exchange	2,472	28,987	130.00	07/19/24	(72)
General Dynamics Corp.	Chicago Board Options Exchange	541	16,218	290.00	06/21/24	(633)
Merck & Co., Inc.	Chicago Board Options Exchange	1,742	21,869	135.00	06/21/24	(30)
Microsoft Corp.	Chicago Board Options Exchange	155	6,435	450.00	09/20/24	(139)
Parker Hannifin Corp.	Chicago Board Options Exchange	232	12,331	620.00	08/16/24	(46)
The Coca-Cola Co.	Chicago Board Options Exchange	2,842	17,885	62.50	06/21/24	(278)
The Coca-Cola Co.	Chicago Board Options Exchange	922	5,802	62.50	07/19/24	(123)
Wells Fargo & Co.	Chicago Board Options Exchange	6,350	38,049	62.50	06/21/24	(216)

TOTAL WRITTEN OPTIONS						(1,772)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $174,506,000.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	102,406	442,213	451,617	3,854	(1)	-	93,001	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	72,490	293,170	296,859	15	-	-	68,801	0.3%
Total	174,896	735,383	748,476	3,869	(1)	-	161,802

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	370,532	334,681	35,851	-
Consumer Discretionary	239,182	239,182	-	-
Consumer Staples	664,725	540,460	124,265	-
Energy	501,165	441,733	59,432	-
Financials	1,206,783	1,175,716	31,067	-
Health Care	1,042,789	966,807	75,982	-
Industrials	536,316	512,169	24,147	-
Information Technology	390,870	337,910	52,960	-
Materials	238,031	238,031	-	-
Real Estate	293,386	293,386	-	-
Utilities	509,779	509,779	-	-

Money Market Funds	161,802	161,802	-	-
Total Investments in Securities:	6,155,360	5,751,656	403,704	-
Derivative Instruments: Liabilities
Written Options	(1,772)	(1,772)	-	-
Total Liabilities	(1,772)	(1,772)	-	-
Total Derivative Instruments:	(1,772)	(1,772)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(1,772)
Total Equity Risk	0	(1,772)
Total Value of Derivatives	0	(1,772)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,722) - See accompanying schedule:
Unaffiliated issuers (cost $5,022,316)	$5,993,558
Fidelity Central Funds (cost $161,802)	161,802

Total Investment in Securities (cost $5,184,118)		$6,155,360
Foreign currency held at value (cost $2,753)		2,754
Receivable for investments sold		12,227
Receivable for fund shares sold		858
Dividends receivable		15,135
Reclaims receivable		3,357
Distributions receivable from Fidelity Central Funds		512
Prepaid expenses		1
Total assets		6,190,204
Liabilities
Payable for investments purchased	$13,566
Payable for fund shares redeemed	3,140
Accrued management fee	2,686
Written options, at value (premium received $3,023)	1,772
Other payables and accrued expenses	123
Collateral on securities loaned	68,801
Total liabilities		90,088
Net Assets		$6,100,116
Net Assets consist of:
Paid in capital		$4,865,640
Total accumulated earnings (loss)		1,234,476
Net Assets		$6,100,116

Net Asset Value and Maximum Offering Price
Equity Dividend Income :
Net Asset Value, offering price and redemption price per share ($5,302,839 ÷ 184,075 shares)		$28.81
Class K :
Net Asset Value, offering price and redemption price per share ($797,277 ÷ 27,683 shares)		$28.80
Statement of Operations
Amounts in thousands		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$89,407
Income from Fidelity Central Funds (including $15 from security lending)		3,869
Total income		93,276
Expenses
Management fee	$14,300
Transfer agent fees	1,714
Accounting fees	251
Custodian fees and expenses	73
Independent trustees' fees and expenses	13
Registration fees	52
Audit	36
Legal	4
Miscellaneous	75
Total expenses before reductions	16,518
Expense reductions	(265)
Total expenses after reductions		16,253
Net Investment income (loss)		77,023
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	222,940
Fidelity Central Funds	(1)
Foreign currency transactions	20
Written options	3,293
Total net realized gain (loss)		226,252
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	383,914
Assets and liabilities in foreign currencies	(29)
Written options	1,323
Total change in net unrealized appreciation (depreciation)		385,208
Net gain (loss)		611,460
Net increase (decrease) in net assets resulting from operations		$688,483
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,023	$150,629
Net realized gain (loss)	226,252	179,038
Change in net unrealized appreciation (depreciation)	385,208	(177,800)
Net increase (decrease) in net assets resulting from operations	688,483	151,867
Distributions to shareholders	(232,868)	(425,124)

Share transactions - net increase (decrease)	(43,938)	(36,448)
Total increase (decrease) in net assets	411,677	(309,705)

Net Assets
Beginning of period	5,688,439	5,998,144
End of period	$6,100,116	$5,688,439

Financial Highlights
Fidelity® Equity Dividend Income Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.70	$28.03	$28.54	$24.68	$26.64	$27.18
Income from Investment Operations
Net investment income (loss) A,B	.36	.69	.62	.63	.62	.65
Net realized and unrealized gain (loss)	2.85	(.03)	2.06	3.88	(.46)	1.92
Total from investment operations	3.21	.66	2.68	4.51	.16	2.57
Distributions from net investment income	(.38)	(.63)	(.59)	(.64)	(.63)	(.62)
Distributions from net realized gain	(.72)	(1.36)	(2.60)	(.01)	(1.50)	(2.49)
Total distributions	(1.10)	(1.99)	(3.19)	(.65)	(2.12) C	(3.11)
Net asset value, end of period	$28.81	$26.70	$28.03	$28.54	$24.68	$26.64
Total Return D,E	12.27%	2.73%	9.72%	18.40%	.76%	12.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.56% H	.58%	.58%	.58%	.60%	.60%
Expenses net of fee waivers, if any	.55 % H	.57%	.57%	.58%	.60%	.60%
Expenses net of all reductions	.55% H	.57%	.57%	.58%	.59%	.60%
Net investment income (loss)	2.55% H	2.61%	2.28%	2.21%	2.72%	2.65%
Supplemental Data
Net assets, end of period (in millions)	$5,303	$4,915	$5,186	$4,903	$4,409	$4,949
Portfolio turnover rate I	41 % H	45% J	48%	47%	71%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Equity Dividend Income Fund Class K

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.69	$28.03	$28.53	$24.67	$26.64	$27.18
Income from Investment Operations
Net investment income (loss) A,B	.37	.71	.65	.65	.63	.68
Net realized and unrealized gain (loss)	2.85	(.04)	2.06	3.89	(.45)	1.91
Total from investment operations	3.22	.67	2.71	4.54	.18	2.59
Distributions from net investment income	(.39)	(.65)	(.62)	(.66)	(.65)	(.64)
Distributions from net realized gain	(.72)	(1.36)	(2.60)	(.01)	(1.50)	(2.49)
Total distributions	(1.11)	(2.01)	(3.21) C	(.68) C	(2.15)	(3.13)
Net asset value, end of period	$28.80	$26.69	$28.03	$28.53	$24.67	$26.64
Total Return D,E	12.32%	2.78%	9.86%	18.51%	.84%	12.18%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.49%	.49%	.49%	.51%	.51%
Expenses net of fee waivers, if any	.46 % H	.49%	.49%	.49%	.51%	.51%
Expenses net of all reductions	.46% H	.49%	.49%	.49%	.50%	.51%
Net investment income (loss)	2.64% H	2.70%	2.37%	2.30%	2.81%	2.74%
Supplemental Data
Net assets, end of period (in millions)	$797	$774	$812	$760	$696	$300
Portfolio turnover rate I	41 % H	45% J	48%	47%	71%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,174,061
Gross unrealized depreciation	(206,737)
Net unrealized appreciation (depreciation)	$967,324
Tax cost	$5,189,287
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Dividend Income Fund	1,201,534	1,374,551

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Equity Dividend Income Fund	2,268	21,212	61,773
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Equity Dividend Income	.54
Class K	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Equity Dividend Income	.54
Class K	.45

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .42%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Equity Dividend Income	.1270

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Equity Dividend Income	1,627.13
Class K	87.04
	1,714

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Equity Dividend Income Fund	.0169

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Equity Dividend Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity Dividend Income Fund	$32

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Equity Dividend Income Fund	128,547	155,984	34,571

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Equity Dividend Income Fund	6
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Equity Dividend Income Fund	2	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $264.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Equity Dividend Income Fund
Distributions to shareholders
Equity Dividend Income	$200,758	$367,518
Class K	32,110	57,606
Total	$232,868	$425,124
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2024	Year ended November 30, 2023	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Equity Dividend Income Fund
Equity Dividend Income
Shares sold	4,417	10,718	$123,372	$284,744
Reinvestment of distributions	6,818	13,279	185,767	341,350
Shares redeemed	(11,217)	(24,931)	(312,964)	(656,710)
Net increase (decrease)	18	(934)	$(3,825)	$(30,616)
Class K
Shares sold	3,037	6,998	$84,056	$182,721
Reinvestment of distributions	1,179	2,241	32,110	57,606
Shares redeemed	(5,510)	(9,235)	(156,279)	(246,159)
Net increase (decrease)	(1,294)	4	$(40,113)	$(5,832)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Equity Dividend Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity Dividend Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.704739.126
EII-SANN-0724

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2024